Deferred Tax, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Tax Assets Liabilities Net Disclosure [Abstract]
Schedule of deferred tax assets
	2021	2020
Accrued expenses	$70,446	$70,019
Write-off Erdos TCH net investment in sales-type leases *	6,352,124	6,155,300
US NOL	415,851	254,035
PRC NOL	2,623,801	10,849,690
Total deferred tax assets	9,462,222	17,329,044
Less: valuation allowance for deferred tax assets	(9,462,222)	(17,329,044)
Deferred tax assets, net	$-	$-

*	This represents the tax basis of Erdos TCH investment in sales type leases, which was written off under US GAAP upon modification of lease terms, which made the lease payments contingent upon generation of electricity.

	2020	2019
Non-current deferred tax assets
Accrued expenses	$70,019	$189,050
Interest income in sales-type leases on cash basis	-	853,265
Depreciation of fixed assets	-	2,938,605
Assets impairment loss	-	7,537,556
Write-off Erdos TCH net investment in sales-type leases	6,155,300	6,349,604
US NOL	254,035	3,246,655
PRC NOL	10,849,690	10,424,558

Non-current deferred tax liabilities
Net investment in sales-type leases	-	(6,685,021)

Net non-current deferred tax assets	17,329,044	24,854,272
Less: valuation allowance for deferred tax assets	(17,329,044)	(24,854,272)
Non-current deferred tax assets, net	$-	$-